SUPPLEMENT DATED AUGUST 16, 2004 TO THE
                                                    PROSPECTUS DATED MAY 3, 2004

                                   SCUDDER ADVOCATE ADVISOR ST1 VARIABLE ANNUITY


The following information supplements, and if inconsistent, replaces the information in the annuity contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

THE VARIABLE FUNDING OPTIONS

The following portfolios of Scudder Variable Series II are being offered as Variable Funding Options as of August 16, 2004:

     o   Scudder Conservative Income Strategy Portfolio - Class B
     o   Scudder Growth & Income Strategy Portfolio - Class B
     o   Scudder Growth Strategy Portfolio - Class B
     o   Scudder Income & Growth Strategy Portfolio - Class B




August 2004                                                              L-24401